LONG-TERM LOAN (Details) In Thousands, unless otherwise specified	12 Months Ended					3 Months Ended	0 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Unsecured loan USD ($)	Dec. 31, 2014 Unsecured loan CNY	Sep. 30, 2014 Bank of Jiangsu item	Dec. 27, 2014 Bank of Jiangsu Unsecured loan CNY	Dec. 31, 2014 Bank of Jiangsu Unsecured loan	Nov. 21, 2014 Bank of Jiangsu Unsecured loan	Jun. 27, 2014 Bank of Jiangsu Unsecured loan one CNY	Sep. 25, 2014 Bank of Jiangsu Unsecured loan two CNY
Debt Instrument [Line Items]
Number of unsecured loans borrowed						2
Proceeds from Bank loan	$ 13,142	81,540	60,000							17,040	4,500
Interest rate (as a percent)								7.80%	7.995%
Repayment of bank loan	10,128	62,840					2,840
Future installment repayment
2015				1,157	7,180
2016				1,157	7,180
2017				700	4,340
Total				$ 3,014	18,700